Capital Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Capital leased assets, Gross		$ 127
Accumulated depreciation		(45)
Capital leased assets, Net		82
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Capital leased assets, Gross	649	649
Accumulated depreciation	(281)	(151)
Capital leased assets, Net	$ 368	$ 498